Schedule of Investments (unaudited) October 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI EAFE Small-Cap ETF(a)(b)	529,073	$31,522,169

Total Investment Companies — 100.5% (Cost: $31,562,463)		31,522,169

Short-Term Investments

Money Market Funds — 43.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	13,757,495	13,764,374
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	1,000	1,000

		13,765,374

Total Short-Term Investments — 43.9% (Cost: $13,765,284)		13,765,374

Total Investments in Securities — 144.4% (Cost: $45,327,747)		45,287,543

Other Assets, Less Liabilities — (44.4)%		(13,921,999)

Net Assets — 100.0%		$31,365,544

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	13,757,495	(a)	—		13,757,495	$13,764,374	$1,767	(b)	$—	$90
BlackRock Cash Funds: Treasury, SL Agency Shares	13,000	—		(12,000	)(a)	1,000	1,000	64		—	—
iShares MSCI EAFE Small-Cap ETF	453,282	105,972		(30,181)		529,073	31,522,169	—		42,997	1,553,597

							$45,287,543	$1,831		$42,997	$1,553,687

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	3,592,000	USD	2,463,199	MS	11/05/19	$13,018
CHF	1,486,000	USD	1,497,641	MS	11/05/19	8,804
DKK	3,676,000	USD	546,372	MS	11/05/19	2,422
EUR	6,466,000	USD	7,180,455	MS	11/05/19	31,541
GBP	4,522,000	USD	5,813,793	MS	11/05/19	43,962
HKD	4,301,000	USD	548,526	MS	11/05/19	351
ILS	1,741,000	USD	493,825	MS	11/05/19	176
JPY	1,034,568,000	USD	9,503,216	MS	11/05/19	77,004
NOK	5,786,000	USD	626,678	MS	11/05/19	2,503
NZD	498,000	USD	316,490	MS	11/05/19	2,807
SEK	17,617,000	USD	1,810,088	MS	11/05/19	14,527

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Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	777,000	USD	569,849	MS	11/05/19	$1,290
USD	11,104	HKD	87,000	MS	11/05/19	2
USD	502,605	ILS	1,748,000	MS	11/05/19	6,617
USD	9,721,367	JPY	1,047,890,000	MS	11/05/19	17,784
USD	638,161	NOK	5,792,000	MS	11/05/19	8,327
AUD	33,000	USD	22,754	MS	12/03/19	13
GBP	20,000	USD	25,898	MS	12/03/19	32
ILS	1,000	USD	284	MS	12/03/19	—
USD	6,095	CHF	6,000	MS	12/03/19	—
USD	176,600	EUR	158,000	MS	12/03/19	52
USD	10,799	ILS	38,000	MS	12/03/19	2
USD	68,322	JPY	7,366,000	MS	12/03/19	3
USD	33,005	NOK	303,000	MS	12/03/19	53
USD	80,426	SEK	774,000	MS	12/03/19	141

						231,431

HKD	204,000	USD	26,042	MS	11/05/19	(8)
ILS	93,000	USD	26,808	MS	11/05/19	(419)
JPY	64,633,000	USD	599,230	MS	11/05/19	(721)
NOK	297,000	USD	32,671	MS	11/05/19	(374)
USD	2,430,185	AUD	3,592,000	MS	11/05/19	(46,032)
USD	1,500,797	CHF	1,486,000	MS	11/05/19	(5,647)
USD	540,145	DKK	3,676,000	MS	11/05/19	(8,649)
USD	7,093,586	EUR	6,466,000	MS	11/05/19	(118,410)
USD	5,582,897	GBP	4,522,000	MS	11/05/19	(274,858)
USD	563,776	HKD	4,418,000	MS	11/05/19	(31)
USD	24,397	ILS	86,000	MS	11/05/19	(5)
USD	471,619	JPY	51,311,000	MS	11/05/19	(3,527)
USD	31,524	NOK	291,000	MS	11/05/19	(120)
USD	313,810	NZD	498,000	MS	11/05/19	(5,488)
USD	1,804,038	SEK	17,617,000	MS	11/05/19	(20,577)
USD	563,022	SGD	777,000	MS	11/05/19	(8,117)
DKK	77,000	USD	11,524	MS	12/03/19	(6)
NZD	11,000	USD	7,058	MS	12/03/19	(2)
USD	2,352,142	AUD	3,425,000	MS	12/03/19	(10,770)
USD	1,460,678	CHF	1,446,000	MS	12/03/19	(8,233)
USD	523,937	DKK	3,515,000	MS	12/03/19	(1,878)
USD	6,891,813	EUR	6,190,000	MS	12/03/19	(24,818)
USD	5,663,382	GBP	4,392,000	MS	12/03/19	(30,933)
USD	563,258	HKD	4,416,000	MS	12/03/19	(201)
USD	494,433	ILS	1,741,000	MS	12/03/19	(250)
USD	9,928,922	JPY	1,078,846,000	MS	12/03/19	(77,321)
USD	626,734	NOK	5,786,000	MS	12/03/19	(2,526)
USD	301,629	NZD	474,000	MS	12/03/19	(2,441)
USD	1,730,417	SEK	16,809,000	MS	12/03/19	(13,127)
USD	554,972	SGD	756,000	MS	12/03/19	(887)

						(666,376)

	Net unrealized depreciation					$(434,945)

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Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$31,522,169	$—	$—	$31,522,169
Money Market Funds	13,765,374	—	—	13,765,374

	$45,287,543	$—	$—	$45,287,543

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$231,431	$—	$231,431
Liabilities
Forward Foreign Currency Exchange Contracts	—	(666,376)	—	(666,376)

	$—	$(434,945)	$—	$(434,945)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

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